NOTES PAYABLE (Details Narrative) - USD ($)	Oct. 31, 2025	Oct. 14, 2025	Sep. 25, 2025	Aug. 12, 2025	Aug. 05, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 15, 2025	Dec. 03, 2024	Nov. 20, 2024	Nov. 04, 2024	Oct. 28, 2024	Apr. 05, 2024	Jan. 31, 2025	Sep. 25, 2024	Jan. 31, 2024
Short-Term Debt [Line Items]
Convertible secured notes payable	$ 405,305													$ 405,305
Notes payable	$ 252,000													100,000
Accrues interest									10.00%	10.00%	10.00%	10.00%
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible secured notes payable													$ 1,100,200	$ 0		$ 1,100,200
Notes payable																$ 476,201
Stock Issued During Period, Shares, New Issues													642,406
Feehan Partners [Member]
Short-Term Debt [Line Items]
Convertible secured notes payable													$ 200,000
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Secured promissory note									$ 25,000	$ 25,000	$ 25,000	$ 25,000			$ 25,000
Secured promissory note	Apr. 30, 2026											Oct. 28, 2025
Accrues interest									10.00%	10.00%	10.00%	10.00%
Secured Promissory Note [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Secured promissory note							$ 40,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Secured promissory note						Apr. 30, 2026	Oct. 28, 2025	Apr. 15, 2026	Dec. 03, 2025	Nov. 20, 2025	Nov. 04, 2025	Oct. 28, 2025
Accrues interest							10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Secured Promissory Note [Member] | Gil Atzmon [Member]
Short-Term Debt [Line Items]
Accrues interest				7.50%
Promissory Note [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Secured promissory note	$ 2,000	$ 15,000	$ 5,000		$ 15,000
Secured promissory note	Feb. 28, 2026	Apr. 30, 2026	Apr. 30, 2026		Apr. 30, 2026
Promissory Note [Member] | Gil Atzmon [Member]
Short-Term Debt [Line Items]
Secured promissory note				$ 25,000
Secured promissory note				Feb. 28, 2026
Promissory Note One [Member] | Jon Powell [Member]
Short-Term Debt [Line Items]
Secured promissory note				$ 25,000
Secured promissory note				Feb. 28, 2026
Accrues interest				7.50%